Shareholder Report, Holdings (Details)	Aug. 31, 2024
Columbia Global Technology Growth Fund - Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Global Technology Growth Fund - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Global Technology Growth Fund - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Global Technology Growth Fund - Class A | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Global Technology Growth Fund - Class A | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Global Technology Growth Fund - Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Global Technology Growth Fund - Class A | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Global Technology Growth Fund - Class A | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Technology Growth Fund - Class A | Taiwan Semiconductor Manufacturing Co., Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Technology Growth Fund - Class A | Synopsys, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Global Technology Growth Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.10%
Columbia Global Technology Growth Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Global Technology Growth Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Global Technology Growth Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Global Technology Growth Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Technology Growth Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Global Technology Growth Fund - Class A | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Columbia Global Technology Growth Fund - Class A | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Global Technology Growth Fund - Class A | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Global Technology Growth Fund - Class A | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Global Technology Growth Fund - Class A | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Global Technology Growth Fund - Class A | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Global Technology Growth Fund - Class A | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Global Technology Growth Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Global Technology Growth Fund - Advisor Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Global Technology Growth Fund - Advisor Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Global Technology Growth Fund - Advisor Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Global Technology Growth Fund - Advisor Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Global Technology Growth Fund - Advisor Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Global Technology Growth Fund - Advisor Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Global Technology Growth Fund - Advisor Class | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Global Technology Growth Fund - Advisor Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Technology Growth Fund - Advisor Class | Taiwan Semiconductor Manufacturing Co., Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Technology Growth Fund - Advisor Class | Synopsys, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Global Technology Growth Fund - Advisor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.10%
Columbia Global Technology Growth Fund - Advisor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Global Technology Growth Fund - Advisor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Global Technology Growth Fund - Advisor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Global Technology Growth Fund - Advisor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Technology Growth Fund - Advisor Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Global Technology Growth Fund - Advisor Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Columbia Global Technology Growth Fund - Advisor Class | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Global Technology Growth Fund - Advisor Class | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Global Technology Growth Fund - Advisor Class | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Global Technology Growth Fund - Advisor Class | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Global Technology Growth Fund - Advisor Class | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Global Technology Growth Fund - Advisor Class | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Global Technology Growth Fund - Advisor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Global Technology Growth Fund - Class C | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Global Technology Growth Fund - Class C | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Global Technology Growth Fund - Class C | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Global Technology Growth Fund - Class C | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Global Technology Growth Fund - Class C | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Global Technology Growth Fund - Class C | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Global Technology Growth Fund - Class C | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Global Technology Growth Fund - Class C | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Technology Growth Fund - Class C | Taiwan Semiconductor Manufacturing Co., Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Technology Growth Fund - Class C | Synopsys, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Global Technology Growth Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.10%
Columbia Global Technology Growth Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Global Technology Growth Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Global Technology Growth Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Global Technology Growth Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Technology Growth Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Global Technology Growth Fund - Class C | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Columbia Global Technology Growth Fund - Class C | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Global Technology Growth Fund - Class C | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Global Technology Growth Fund - Class C | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Global Technology Growth Fund - Class C | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Global Technology Growth Fund - Class C | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Global Technology Growth Fund - Class C | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Global Technology Growth Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Global Technology Growth Fund - Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Global Technology Growth Fund - Institutional Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Global Technology Growth Fund - Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Global Technology Growth Fund - Institutional Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Global Technology Growth Fund - Institutional Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Global Technology Growth Fund - Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Global Technology Growth Fund - Institutional Class | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Global Technology Growth Fund - Institutional Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Technology Growth Fund - Institutional Class | Taiwan Semiconductor Manufacturing Co., Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Technology Growth Fund - Institutional Class | Synopsys, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Global Technology Growth Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.10%
Columbia Global Technology Growth Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Global Technology Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Global Technology Growth Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Global Technology Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Technology Growth Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Global Technology Growth Fund - Institutional Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Columbia Global Technology Growth Fund - Institutional Class | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Global Technology Growth Fund - Institutional Class | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Global Technology Growth Fund - Institutional Class | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Global Technology Growth Fund - Institutional Class | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Global Technology Growth Fund - Institutional Class | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Global Technology Growth Fund - Institutional Class | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Global Technology Growth Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Global Technology Growth Fund - Institutional 2 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Global Technology Growth Fund - Institutional 2 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Global Technology Growth Fund - Institutional 2 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Global Technology Growth Fund - Institutional 2 Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Global Technology Growth Fund - Institutional 2 Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Global Technology Growth Fund - Institutional 2 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Global Technology Growth Fund - Institutional 2 Class | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Global Technology Growth Fund - Institutional 2 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Technology Growth Fund - Institutional 2 Class | Taiwan Semiconductor Manufacturing Co., Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Technology Growth Fund - Institutional 2 Class | Synopsys, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Global Technology Growth Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.10%
Columbia Global Technology Growth Fund - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Global Technology Growth Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Global Technology Growth Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Global Technology Growth Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Technology Growth Fund - Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Global Technology Growth Fund - Institutional 2 Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Columbia Global Technology Growth Fund - Institutional 2 Class | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Global Technology Growth Fund - Institutional 2 Class | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Global Technology Growth Fund - Institutional 2 Class | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Global Technology Growth Fund - Institutional 2 Class | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Global Technology Growth Fund - Institutional 2 Class | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Global Technology Growth Fund - Institutional 2 Class | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Global Technology Growth Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Global Technology Growth Fund - Institutional 3 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Global Technology Growth Fund - Institutional 3 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Global Technology Growth Fund - Institutional 3 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Global Technology Growth Fund - Institutional 3 Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Global Technology Growth Fund - Institutional 3 Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Global Technology Growth Fund - Institutional 3 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Global Technology Growth Fund - Institutional 3 Class | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Global Technology Growth Fund - Institutional 3 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Technology Growth Fund - Institutional 3 Class | Taiwan Semiconductor Manufacturing Co., Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Technology Growth Fund - Institutional 3 Class | Synopsys, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Global Technology Growth Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.10%
Columbia Global Technology Growth Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Global Technology Growth Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Global Technology Growth Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Global Technology Growth Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Technology Growth Fund - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Global Technology Growth Fund - Institutional 3 Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Columbia Global Technology Growth Fund - Institutional 3 Class | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Global Technology Growth Fund - Institutional 3 Class | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Global Technology Growth Fund - Institutional 3 Class | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Global Technology Growth Fund - Institutional 3 Class | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Global Technology Growth Fund - Institutional 3 Class | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Global Technology Growth Fund - Institutional 3 Class | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Global Technology Growth Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%